Summary of Convertible Promissory Notes (Details) - USD ($)	Jul. 31, 2025	Jan. 31, 2025	Jan. 31, 2024
Debt Instrument [Line Items]
Convertible note payable	$ 304,150	$ 252,720	$ 110,000
Less debt discount	(39,650)	(38,114)	(15,000)
Less current portion of convertible notes	(264,500)	(214,606)	(95,000)
Long-term convertible notes payable
June 2024 Note [Member]
Debt Instrument [Line Items]
Convertible note payable		21,120
August 2024 Note [Member]
Debt Instrument [Line Items]
Convertible note payable		67,200
October 2024 Note [Member]
Debt Instrument [Line Items]
Convertible note payable		97,200
December 2024 Note [Member]
Debt Instrument [Line Items]
Convertible note payable		67,200
January 2024 Note [Member]
Debt Instrument [Line Items]
Convertible note payable			$ 110,000